Capital and Operating Lease Obligations (Details) - Future Required Payments under Lease Agreements - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital and Operating Lease Obligations [Line Items]
2015 (remaining 9 months)	$ 585	$ 1,009
2016	1,178	1,178
2017	1,053	1,053
2018	927	927
2019	858	858
Thereafter	3,725	3,725
Total minimum lease payments	8,326	8,750
Less current obligation under capital lease	126	117	$ 0
Long-term obligation under capital lease	1,698	1,764	$ 0
Equipment [Member]
Capital and Operating Lease Obligations [Line Items]
2015 (remaining 9 months)	145	280
2016	299	299
2017	287	287
2018	276	276
2019	273	273
Thereafter	2,898	2,898
Total minimum lease payments	4,178	4,313
Less amount representing interest	(2,354)	(2,432)
Present value of net minimum obligations	1,824	1,881
Less current obligation under capital lease	126	117
Long-term obligation under capital lease	1,698	1,764
Building [Member]
Capital and Operating Lease Obligations [Line Items]
2015 (remaining 9 months)	440	729
2016	879	879
2017	766	766
2018	651	651
2019	585	585
Thereafter	827	827
Total minimum lease payments	$ 4,148	$ 4,437